Segment, Geographic, and Significant Customer Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment, Geographic, and Significant Customer Information	Segment, Geographic, and Significant Customer Information
Our operations are organized into a single operating and reportable segment for financial reporting purposes, based on how our Chief Operating Decision Maker (“CODM”) manages the business, makes operating decisions around the allocation of resources, and evaluates operating performance. Our CODM is our Chief Executive Officer, who reviews our operating results on a consolidated basis.
The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the region in which the billing address of the customer is located (in thousands):

	Three Months Ended March 31,
	2022	2021
	(Unaudited)
United States	$962	$1,771
Total revenue	$962	$1,771
The following tables summarize our most significant customers as of March 31, 2022 and December 31, 2021 and for the three months ended March 31, 2022 and 2021:

	Revenue
	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Customer A	82%	100%
Customer B	17%	—%

	Accounts Receivable
	March 31, 2022	December 31, 2021
	(Unaudited)
Customer A	87%	88%
Customer B	12%	12%
The following table presents property, equipment, finance lease and intangible assets held in the U.S. and internationally in various foreign subsidiaries as of March 31, 2022 and December 31, 2021 (in thousands):

	As of
	March 31, 2022	December 31, 2021
United States	$8,705	$8,442
Rest of World	4,418	4,793
Total property, equipment, finance lease and intangible assets	$13,123	$13,235
Segment, Geographic, and Significant Customer Information
The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the region in which the billing address of the customer is located (in thousands):

	December 31,
	2021	2020
United States	$6,778	$17,037
Rest of World	1,435	5,306
Total revenue	$8,213	$22,343
The following tables summarize our most significant customers as of and for the years ended December 31, 2021 and 2020:

	Revenue		Accounts receivable
	December 31,		December 31,
	2021	2020	2021	2020
Customer A	82%	76%	72%	33%
Customer B	4%	24%	—%	67%